Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events

Note 11. Subsequent Events

On April 1, 2015 the Company filed a registration statement on Form S-4 with the SEC to launch a formal tender/registered exchange offer to provide those holders of Series B Warrants that were not contacted pursuant to the Private Transaction, that was completed on March 5, 2015, the same opportunity to exercise such warrants for their cash exercise price and receive the same Series C Warrants, with an exercise price of $6.25 and a term of 5 years.

Subsequent to March 31, 2015, in a number of transactions there were cashless exercises of 161,320 Series B Warrants, resulting in the issuance of 63,095 shares of the Company’s Common Stock.

Note 16. Subsequent Events

On January 9, 2015, the Company entered into an agreement with Lucile Packard Foundation for Children’s Health, a charitable organization, to provide gifts totaling $210,000 during 2015. The purpose of the donation is to provide unrestricted support of the translational research efforts for Neonatal-Perinatal and Developmental Medicine under the direction of Dr. Vinod Bhutani. A portion of the funds may be provided to Beaumont Children’s Hospital, Royal Oak, MI; Albert Einstein Medical Center, Philadelphia, PA and McKay Dee Hospital & Intermountain Medical Center, Ogden, UT for research efforts provided by these collaborators.

On February 2, 2015, the Company signed an amendment to its current lease agreement, extending the lease through June 2018. The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.

On March 5, 2015, the Company entered into separate agreements with certain holders of the Company’s Series B warrants, who agreed to exercise their Series B warrants to purchase an aggregate of 589,510 shares of the Company’s common stock at an exercise price of $6.50 per share, resulting in gross proceeds to the Company of approximately $3.8 million. In connection with this exercise of the Series B warrants, the Company issued to each investor who exercised Series B warrants, new Series C warrants for the number of shares of the Company’s common stock underlying the Series B warrants that were exercised. Each Series C warrant will be exercisable at $6.25 per share and will expire on March 5, 2020. The new Series C warrants are exercisable into 589,510 shares of the Company’s common stock.

The Company intends to offer all remaining holders of Series B warrants, through a formal tender/registered exchange offer, the opportunity to exercise the Series B warrants held by them and receive Series C warrants with the same terms indicated above.